Commitments and Contingencies (Details) ¥ in Thousands, shares in Thousands, $ in Thousands																									1 Months Ended				12 Months Ended
	Jan. 19, 2026 CNY (¥)	Nov. 19, 2025 USD ($)	Nov. 19, 2025 CNY (¥)	Sep. 12, 2024 USD ($)	Sep. 12, 2024 CNY (¥)	Aug. 21, 2024 CNY (¥)	Jul. 07, 2024 USD ($)	Jul. 07, 2024 CNY (¥)	Mar. 25, 2024 USD ($)	Mar. 25, 2024 CNY (¥)	Feb. 22, 2024 USD ($)	Feb. 22, 2024 CNY (¥)	Jan. 10, 2024 USD ($)	Jan. 10, 2024 CNY (¥)	Dec. 12, 2023 USD ($)	Dec. 12, 2023 CNY (¥)	Sep. 08, 2023 USD ($)	Sep. 08, 2023 CNY (¥)	Nov. 29, 2022 USD ($)	Nov. 29, 2022 CNY (¥)	Nov. 23, 2022 CNY (¥)	Nov. 15, 2022 USD ($)	Nov. 15, 2022 CNY (¥)	Nov. 29, 2019 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	May 31, 2019 USD ($) shares	May 31, 2019 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jan. 05, 2024 USD ($)	Jan. 05, 2024 CNY (¥)	Dec. 01, 2022 USD ($)	Dec. 01, 2022 CNY (¥)
Commitments and Contingencies [Line Items]
Purchase transaction																						$ 16,366	¥ 112,500				$ 16,366	¥ 112,500
Redemption price				$ 16,366	¥ 112,500				$ 16,366	¥ 112,500
Service fees									59	420
Litigation cost									$ 97	¥ 684					$ 13	¥ 94									$ 58	¥ 420
Legal fees		$ 21,372	¥ 149,458
Guarantee liabilities																													$ 21,603		$ 19,378
Net book value																													1,317		1,197
Percentage of land use right grant price																								0.10%
Grant price amount (in Yuan Renminbi) | ¥																								¥ 16,000
Payment of liquidation amount (in Yuan Renminbi) | ¥																					¥ 13,080
Payment of penalty (in Yuan Renminbi) | ¥																														¥ 13,080
Accrued amount																															2,878					¥ 21,005
Other liabilities liquidated damages amount																													3,004						¥ 21,005
Government subsidy						¥ 12,000	$ 144	¥ 1,048									$ 1,690	¥ 12,000	$ 1,690	¥ 12,000
Deposit amount																																							$ 1,690	¥ 12,000	$ 1,477	¥ 10,708
Security fees															1	5
Seized property value													$ 1,690	¥ 12,000
Operating right-of-use assets																													66		137
Bank deposit											$ 1,547	¥ 11,129
Repayment of bank debt							$ 1,522	¥ 10,952
Aggregate amount																																	$ 86	¥ 609
Other gains																															24	¥ 175
Remaining government subsidy																													150	1,048
Litigation [Member]
Commitments and Contingencies [Line Items]
Other liabilities liquidated damages amount																													437		413				¥ 3,058	¥ 3,021
Other losses																													5	37	5	¥ 32
Government subsidy																													1,566	¥ 10,952
Taizhou Court [Member]
Commitments and Contingencies [Line Items]
Operating right-of-use assets																																					$ 2,065	¥ 15,010
Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Guarantee liabilities																													16,366
Interest expense																													2,093		657		438
Security fees															$ 11	¥ 79
Taizhou Company [Member]
Commitments and Contingencies [Line Items]
Sell shares (in Shares) | shares																											1,794	1,794
Nobel Consumer Corporation [Member]
Commitments and Contingencies [Line Items]
Litigation cost																									$ 95	¥ 684
Innovative Biotech Co., (“IB”) [Member]
Commitments and Contingencies [Line Items]
Other losses																																	$ 828	¥ 5,860
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Litigation cost | ¥	¥ 50
Taizhou [Member]
Commitments and Contingencies [Line Items]
Shareholders percentage																											100.00%	100.00%